OTHER RECEIVABLES, NET (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Receivables Net
Beginning balance	$ 32,937	$ 42,676
(Write-off)/Addition	13,471,554	(12,691)
Exchange rate effect	160,764	2,952
Ending balance	$ 13,665,255	$ 32,937